SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	$ 10,450	$ 10,581	$ 11,403
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	4,039	5,285	5,409
Marketing and related expenses
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	3,020	1,943	2,190
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	1,620	1,633	1,918
Rental fees and maintenance
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	317	160	271
Maintenance of vehicles
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	256	313	240
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	$ 1,198	$ 1,247	$ 1,375